Benefit Plans And Obligations For Termination Indemnity (Plans' Funded Status And Amounts Recognized In The Consolidated Financial Statements) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	$ 153,097	$ 119,983
Service cost	9,709	8,205	7,031
Interest cost	6,567	6,361	5,858
Exchange rate differences	299	(508)
Actuarial (gain) losses	10,747	21,313
Benefits paid	(3,329)	(2,257)
Benefit obligation at end of year	177,090	153,097	119,983
Fair value of Plans assets at beginning of year	81,780	69,493
Actual return on Plans' assets (net of expenses)	11,002	(722)
Employer contribution	12,341	15,266
Fair value of Plans' assets at end of year	101,794	81,780	69,493
Funded status	(75,296)	(71,317)
Unrecognized net actuarial loss	63,178	60,650
Unrecognized prior service cost	498	584
Net accrued benefit cost	(11,620)	(10,083)
Accrued benefit liability, current	(85)	(85)
Accrued benefit liability, non-current	(75,211)	(71,232)
Accumulated other comprehensive income (loss), pre-tax	63,676	61,234
Net amount recognized	(11,620)	(10,083)
Retiree Medical Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	3,145	2,914
Service cost	299	253
Interest cost	117	151
Actuarial (gain) losses	(688)	(63)
Employee contribution	17	19
Benefits paid	(107)	(129)
Benefit obligation at end of year	2,781	3,145
Fair value of Plans assets at beginning of year
Employer contribution	90	110
Fair value of Plans' assets at end of year
Funded status	(2,781)	(3,145)
Unrecognized net actuarial loss	246	455
Unrecognized prior service cost
Net accrued benefit cost	(2,535)	(2,690)
Accrued benefit liability, current	(175)	(111)
Accrued benefit liability, non-current	(2,606)	(3,034)
Accumulated other comprehensive income (loss), pre-tax	246	455
Net amount recognized	$ (2,535)	$ (2,690)